Significant Accounting Policies - Foreign Currency Translation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Foreign Currency Translation:
Foreign currency exchange losses	$ (0.4)	$ (0.1)	$ (0.1)